Exhibit 99.1

1166 Avenue of the Americas| 15th Floor New York, NY 10036 Tel: +1 212 247 1010 www.fticonsulting.com

January 15, 2025

Jeff Noto

Chief Financial Officer

Zayo Issuer, LLC

1401 Wynkoop St., Suite 500

Denver, CO 80202

and

Barclays Capital Inc.

as representative of the several Initial Purchasers

745 Seventh Avenue

New York, NY 10019

Independent Advisor’s Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the addressees (the “Specified Users”), with respect to a portfolio of fiber contracts in conjunction with the proposed offering of Zayo Issuer, LLC Secured Fiber Network Revenue Notes, Series 2025-1 (the “Transaction”). Zayo Issuer, LLC (together with any subsidiaries or affiliates, “Zayo” or the “Company”) is responsible for the completeness and accuracy of the information provided to us upon which we relied in forming our findings. The sufficiency of these procedures is solely the responsibility of the Specified Users. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the term “compared” means compared to, verified mathematical accuracy, if applicable, and found to be in agreement with, unless otherwise noted.

I. Comparisons and Recomputations of Certain Contract Attributes

1.	On August 16, 2024, we were provided by the Company with a computer-generated data file of 14,101 contracts that were operational as of June 30, 2024, and which contained certain attributes, as delineated in Exhibit I. On November 14, 2024, we were provided by the Company with a computer-generated data file of 12,264 contracts that were operational as of October 31, 2024 (the “Cut-Off Date”) and which contained certain attributes, as delineated in Exhibit I (the “Data Tape”). On November 26, 2024, we were provided by the Company with an updated Data Tape (the “Final Data Tape”) that reflected certain modifications made to the Data Tape with respect to the 12,264 contracts.

2.	Representatives of the Issuer non-statistically selected 125 contracts (the “Sample Units”) from the Data Tape that were operational as of the Cut-Off Date.

3.	For each of the Sample Units, we compared the attributes listed in Exhibit I as per the Data Tape and the Final Data Tape to corresponding documents as identified in Exhibit I, all of which were provided by the Company. The results of our analysis have been summarized in Exhibit II.

January 15, 2025

******

We make no representations as to (i) the accuracy of the information set forth in the Data Tape or the Final Data Tape, (ii) the actual characteristics or existence of the underlying documents or data comprising the contracts underlying the Data Tape or the Final Data Tape (other than with respect to the procedures described herein relating to the Sample Units) or the conformity of their respective attributes with those assumed for purposes of the procedures described herein, (iii) the existence or ownership of the contracts and related documentation, (iv) whether the contracts and related documentation or any other documents provided to us by representatives of the Issuer are comprehensive and valid instruments, or (v) the accuracy, completeness and reasonableness of any of the assumptions or methodology set forth in the Preliminary Offering Memorandum above. Also, such procedures performed would not necessarily reveal any material misstatement of the information referred to above. This report relates only to the items specified above and does not extend to the Issuer’s financial statements for any date or period.

We were not engaged to and did not perform an examination, the objective of which would be the expression of an opinion on the information referred to above. Accordingly, we do not express such an opinion. Had we performed additional procedures; other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Users and is not intended to be and should not be used by anyone other than the Specified Users without our prior consent. It is not to be circulated, quoted, or otherwise referred to, without our prior consent, for any other purpose, nor is it to be included or referred to in whole or in part in any other document.

Yours truly,

FTI Consulting, Inc.

January 15, 2025

Exhibit I

Agreed Upon Procedures

Using non-statistical sampling techniques, Representatives of the Issuer non-statistically selected 125 contracts from the Data Tape that were operational as of October 31, 2024 (the “Cut-Off Date”) and FTI performed the following procedures with respect to the below noted Data Tape Fields:

Step	Data File Field	Source Document / Procedure
1	Service Name	• Agree to Company internal systems and records
2	Parent Account	• Agree to Company internal systems and records
3	Segment	• Agree to “Jigsaw_Revenue_Datatape_v7_ServicesFINAL_ v11.5.24” file provided by the Company
4	Account: Segment	• Agree to Company internal systems and records
5	Product / Service Type	• Agree to Company internal systems and records • Backup source: Agree to “Jigsaw_Revenue_Datatape_ v7_ServicesFINAL_v11.5.24” or “Copy of Product Catalog (Filtered PDF)” files provided by the Company
6	MRR ($)

• Agree to Company internal systems and records or contract documents based on Company-provided reconciliation to Service Order number

• Backup source: Agree to “Jigsaw_Revenue_Datatape_v7_ ServicesFINAL_v11.5.24” file provided by the Company

7	ARR ($)	• Agree to 12 * MRR
8	MAR ($)

• Agree to Company internal systems and records or contract documents based on Company-provided reconciliation to Service Order number

• Backup source: Agree to “Jigsaw_Revenue_Datatape_v7_ ServicesFINAL_v11.5.24” file provided by the Company

9	TMR ($)	• Agree to (ARR + (MAR * 12))
10	Contractual Price Escalator	• Agree to Company internal systems and records
11	State(s)

• Agree to Company internal systems and records or contract documents based on Company-provided reconciliation to Service Order number

• If >2 states listed on documents, then agree to “Multiple”

• Backup source: Agree to Company internal systems and records or contract documents based on Company-provided Building ID and address from “Jigsaw_Revenue_Datatape_v8-1_BuildingsFINAL_v11.5.24” file provided by the Company

12	Service Start Date	• Agree to Company internal systems and records
13	Service Current Term Start Date	• Agree to Company internal systems and records • Backup source: Agree to “Jigsaw_Revenue_Datatape_v7_ ServicesFINAL_v11.5.24” file provided by the Company
14	Current Expiration Date	• Agree to Company internal systems and records • Backup source: Agree to “Jigsaw_Revenue_Datatape_v7_ ServicesFINAL_v11.5.24” file provided by the Company
15	Adjusted Current Expiration Date	• If the Current Expiration Date occurs on or before the Cut-Off Date, agree to 11/30/2024 • If the Current Expiration Date occurs after the Cut-off Date, agree to Current Expiration Date
16	Current Term (months)	• Agree to the difference in months between the ‘Current Expiration Date’ and ‘Service Current Term Start Date’
17	Remaining Term (months)	• Agree to the quotient of (i) the Adjusted Current Expiration Date – the Cut-off Date, divided by (ii) 30
18	Seasoning	• If Service Start Date = 0 , 0 • If Service Start Date > 0, agree to the quotient of (i) the Cut-off date minus Service Start Date, divided by (ii) 30

January 15, 2025

Exhibit II

Data Tape Testing Summary of Results

Using non-statistical sampling techniques, Representatives of the Issuer selected 125 contracts from the Data Tape for the purpose of testing specific attributes as detailed in Exhibit I included herein.

1.	Service Name (125 Selections Tested)

FTI identified no errors during our testing of Service Name.

Notes and Consideration: FTI agreed Service Name to Zayo internal systems and records.

2.	Parent Account (125 Selections Tested)

FTI identified no errors during our testing of Parent Account.

Notes and Considerations: FTI agreed Parent Account to Zayo internal systems and records.

3.	Segment (125 Selections Tested)

FTI identified no errors during our testing of Segment.

Notes and Considerations: FTI agreed Segment to the “Jigsaw_Revenue_Datatape_v7_ServicesFINAL_ v11.5.24” file provided by the Company.

4.	Account: Segment (125 Selections Tested)

FTI identified no errors during our testing of Account: Segment.

Notes and Considerations: FTI agreed Account: Segment to Zayo internal systems and records.

5.	Product / Service Type (125 Selections Tested)

FTI identified no errors during our testing of Product / Service Type.

Notes and Considerations: FTI agreed Product / Service Type to Zayo internal systems and records. As a backup source, FTI agreed Product / Service Type to the “Jigsaw_Revenue_Datatape_v7_ ServicesFINAL_v11.5.24” file provided by the Company or the “Copy of Product Catalog (Filtered PDF)” file provided by the Company.

6.	MRR ($) (125 Selections Tested)

FTI identified no errors during our testing of MRR ($).

Notes and Considerations: FTI agreed MRR ($) to Zayo internal systems and records or contract documents based on the Company-provided reconciliation to Service Order number. As a backup source, FTI agreed MRR ($) to the “Jigsaw_Revenue_Datatape_v7_ServicesFINAL_v11.5.24” file provided by the Company.

January 15, 2025

7.	ARR ($) (125 Selections)

FTI identified no errors during our testing of ARR ($).

Notes and Considerations: FTI recalculated ARR ($) based on the MRR ($) (Step #6) multiplied by 12.

8.	MAR ($) (125 Selections Tested)

FTI identified no errors during our testing of MAR ($).

Notes and Considerations: FTI agreed MAR ($) to Zayo internal systems and records or contract documents based on the Company-provided reconciliation to Service Order number. As a backup source, FTI agreed MAR ($) to the “Jigsaw_Revenue_Datatape_v7_ServicesFINAL_v11.5.24” file provided by the Company.

9.	TMR ($) (125 Selections)

FTI identified no errors during our testing of TMR ($).

Notes and Considerations: FTI recalculated TMR ($) based on MAR ($) (Step #8) multiplied by 12 plus the ARR ($) (Step #7).

10.	Contractual Price Escalator (125 Selections Tested)

FTI identified one discrepancy during our testing of Contractual Price Escalator.

#	Service Name	Contractual Price Escalator per Data Tape	Contractual Price Escalator per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	270839	Fixed %	Variable	Yes

Notes and Considerations: FTI agreed Contractual Price Escalator to Zayo internal systems and records. Per Management, the discrepancy above was attributed to a data entry error. As the discrepancy was corrected in the Final Data Tape, no exceptions were noted for testing purposes.

11.	State(s) (125 Selections Tested)

FTI identified two discrepancies during our testing of State(s).

#	Service Name	State(s) per Data Tape	State(s) per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	342247	VA/VA	DC/VA	Yes
2	725842	MD/MD	MD/NY	Yes

Notes and Considerations: FTI agreed State(s) to Zayo internal systems and records, or contract documents based on the Company-provided reconciliation to Service Order number. If there were more than two states listed on the documents, FTI agreed State(s) to “Multiple.” As a backup source, FTI agreed State(s) to the “Jigsaw_Revenue_Datatape_v7_ServicesFINAL_v11.5.24” file provided by the Company. Per Management, the discrepancies above were attributed to data entry errors. As the discrepancies were corrected in the Final Data Tape, no exceptions were noted for testing purposes.

January 15, 2025

12.	Service Start Date (125 Selections Tested)

FTI identified no errors during our testing of Service Start Date.

Notes and Considerations: FTI agreed Service Start Date to Zayo internal systems and records.

13.	Service Current Term Start Date (125 Selections Tested)

FTI identified no errors during our testing of Service Current Term Start Date.

Notes and Considerations: FTI agreed Service Current Term Start Date to Zayo internal systems and records. As a backup source, FTI agreed Service Current Term Start Date to the “Jigsaw_ Revenue_Datatape_v7_ServicesFINAL_v11.5.24” file provided by the Company.

14.	Current Expiration Date (125 Selections Tested)

FTI identified no errors during our testing of Current Expiration Date.

Notes and Considerations: FTI agreed Current Expiration Date to Zayo internal systems and records. As a backup source, FTI agreed Current Expiration Date to the “Jigsaw_Revenue_Datatape_ v7_ServicesFINAL_v11.5.24” file provided by the Company.

15.	Adjusted Current Expiration Date (125 Selections Tested)

FTI identified no errors during our testing of Adjusted Current Expiration Date.

Notes and Considerations: If the Current Expiration Date occurred after the Cut-Off Date, FTI agreed Adjusted Current Expiration Date to Current Expiration Date (Step #14). If the Current Expiration Date occurred on or before the Cut-Off Date, FTI agreed the Adjusted Current Expiration Date to “11/30/2024”.

16.	Current Term (months) (125 Selections Tested)

FTI identified no errors during our testing of Current Term (months).

Notes and Considerations: FTI recalculated Current Term (months) based on the difference in months between the Current Expiration Date (Step #14) and the Service Current Term Start Date (Step #13).

17.	Remaining Term (months) (125 Selections Tested)

FTI identified no errors during our testing of Remaining Term (months).

Notes and Considerations: FTI recalculated the Remaining Term (months) based on the quotient of Adjusted Current Expiration Date (Step #15) minus the Cut-Off Date divided by 30.

January 15, 2025

18.	Seasoning (125 Selections Tested)

FTI identified no errors during our testing of Seasoning.

Notes and Considerations: If the Service Start Date (Step #12) was greater than zero, FTI recalculated the Seasoning based on the quotient of the Cut-Off Date minus the Service Start Date (Step #12) divided by 30. If the Service Start Date (Step #12) was equal to zero, FTI agreed the Seasoning to zero.